PORTFOLIO ARCHITECT

ANNUAL REPORT
DECEMBER 31, 1996

                 THE TRAVELERS FUND ABD II
                 FOR VARIABLE ANNUITIES


[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Traverlers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                           THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996



ASSETS:
 Investments in eligible funds at market value:
  Capital Appreciation Fund, 780 shares (cost $30,910)...............................   $   28,636
  Travelers Series Fund Inc.:
     Alliance Growth Portfolio, 139 shares (cost $2,336).............................        2,334
     Putnam Diversified Income Portfolio, 287 shares (cost $3,477)...................        3,325
  The Travelers Series Trust:
     Travelers Quality Bond Portfolio, 9,203 shares (cost $95,608)...................       92,947
     Lazard International Stock Portfolio, 544 shares (cost $5,700)..................        5,860
     MFS Emerging Growth Portfolio, 3,022 shares (cost $32,647)......................       31,883
     Large Cap Portfolio, 707 shares (cost $7,828)...................................        7,983
     Equity Income Portfolio, 2,795 shares (cost $31,132)............................       30,994
                                                                                        ----------
      Total Investments (cost $209,638)..............................................                 $    203,962

 Dividends receivable................................................................                        4,649
                                                                                                      ------------
      Total Assets...................................................................                      208,611
                                                                                                      ------------
LIABILITIES:
 Accrued liabilities.................................................................                           58
                                                                                                      ------------

      Total Liabilities..............................................................                           58
                                                                                                      ------------

NET ASSETS:                                                                                           $    208,553
                                                                                                      ============

                       See Notes to Financial Statements

                           THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                       FOR THE PERIOD DECEMBER 16, 1996
               (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996


INVESTMENT INCOME:
 Dividends............................................................................                  $      5,162

EXPENSES:
 Insurance charges....................................................................  $         54
 Administrative fees..................................................................             5
                                                                                         -----------
  Total expenses......................................................................                            59
                                                                                                        ------------
   Net investment income..............................................................                         5,103
                                                                                                        ------------
UNREALIZED LOSS ON INVESTMENTS:
   December 31, 1996..................................................................                        (5,676)
                                                                                                        -------------
 Net decrease in net assets resulting from operations.................................                  $       (573)
                                                                                                        =============

                       See Notes to Financial Statements

                           THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE PERIOD DECEMBER 16, 1996
               (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996

                                                                                      1996
                                                                                      ----
OPERATIONS:
 Net investment income.........................................................   $     5,103
 Unrealized loss on investments................................................        (5,676)
                                                                                  ------------
  Net decrease in net assets resulting from operations.........................          (573)
                                                                                  ------------
UNIT TRANSACTIONS:
 Participant purchase payments.................................................
  (applicable to 206,161 units)................................................       209,126
                                                                                  ------------

    Net increase in net assets resulting from unit transactions................       209,126
                                                                                  ------------

     Net increase in net assets................................................       208,553

NET ASSETS:
 Beginning of period...........................................................            -
                                                                                  ------------

 End of period.................................................................   $   208,553
                                                                                  ============


                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund ABD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

   Participant purchase payments applied to Fund ABD II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1996, the eligible funds available under Fund ABD II are: Capital Appreciation Fund; Cash Income Trust; Alliance Growth Portfolio, Putnam Diversified Income Portfolio, and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio and Equity Income Portfolio of The Travelers Series Trust. All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc. which is incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers.

   The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

   SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

   FEDERAL INCOME TAXES. The operations of Fund ABD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD II. Fund ABD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

   OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2. INVESTMENTS

   Purchases of investments aggregated $209,638, for the period ended December 31, 1996. There were no sales for the period ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $209,638 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $315. Gross unrealized depreciation for all investments at December 31, 1996 was $5,991.

3. CONTRACT CHARGES

   Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 1.25% of the average net assets of Fund ABD II on an annual basis.

   Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Fund ABD II on an annual basis.

   For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

   No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. No contingent deferred sales charges were assessed for the period ended December 31, 1996.

4. NET CONTRACT OWNERS' EQUITY


                                                                                                DECEMBER 31, 1996
                                                                                -----------------------------------------------
                                                                                ACCUMULATION             UNIT              NET
                                                                                   UNITS                 VALUE           ASSETS
                                                                                   -----                 -----           ------
Capital Appreciation Fund.............................................                29,824     $       1.032   $        30,772
Travelers Series Fund Inc.
 Alliance Growth Portfolio............................................                 2,250             1.037             2,333
 Putnam Diversified Income Portfolio..................................                 3,300             1.007             3,323
The Travelers Series Trust
 Travelers Quality Bond Portfolio.....................................                95,203             1.001            95,290
 Lazard International Stock Portfolio.................................                 5,702             1.027             5,857
 MFS Emerging Growth Portfolio........................................                31,886             1.004            32,019
 Large Cap Portfolio..................................................                 7,800             1.023             7,979
 Equity Income Portfolio..............................................                30,196             1.026            30,980
                                                                                                                 ---------------
Net Contract Owners' Equity....................................................................................  $       208,553
                                                                                                                 ===============

5. SCHEDULE OF FUND ABD II OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE PERIOD DECEMBER 16, 1996
   (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996





                                                                               PUTNAM                          LAZARD
                                             CAPITAL        ALLIANCE         DIVERSIFIED     TRAVELERS      INTERNATIONAL
                                           APPRECIATION      GROWTH            INCOME       QUALITY BOND       STOCK
                                              FUND          PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           ------------  -------------    -------------    -------------     ------------
INVESTMENT INCOME:
Dividends...............................   $    2,151    $          86      $      177      $      2,347     $          -
                                           ----------    -------------      ----------      ------------     ------------
EXPENSES:
Insurance charges.......................           13                1               2                 4                3
Administrative fees.....................            2                -               -                 -                -
                                           ----------    -------------      ----------      ------------     ------------
      Net investment income (loss)......        2,136               85             175             2,343               (3)
                                           ----------    -------------      ----------      ------------     ------------

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    End of period.......................       (2,274)              (2)           (152)           (2,661)             160
                                           ----------    -------------      ----------      ------------     ------------


Net increase (decrease) in net assets
      resulting from operations.........         (138)              83              23              (318)             157
                                           ----------    -------------      ----------      ------------     ------------



UNIT TRANSACTIONS:
Participant purchase payments...........       30,910            2,250           3,300            95,608            5,700
                                           ----------    -------------      ----------      ------------     ------------

    Net increase in net assets resulting
      from unit transactions............       30,910            2,250           3,300            95,608            5,700
                                           ----------    -------------      ----------      ------------     ------------

      Net increase in net assets........       30,772            2,333           3,323            95,290            5,857

NET ASSETS:
    Beginning of period.................            -                -               -                 -                -
                                           ----------    -------------      ----------      ------------     ------------

    End of period.......................   $   30,772    $       2,333      $    3,323      $     95,290     $      5,857
                                           ==========    =============      ==========      ============     ============


    MFS EMERGING
      GROWTH       LARGE CAP    EQUITY INCOME
     PORTFOLIO     PORTFOLIO      PORTFOLIO     COMBINED
   -------------  -----------   ------------   ----------

   $     151      $       28    $       222    $    5,162
   ---------      ----------    -----------    ----------

          14               4             13            54
           1               -              2             5
   ---------      ----------    -----------    ----------
         136              24            207         5,103
   ---------      ----------    -----------    ----------


        (764)            155           (138)       (5,676)
   ---------      ----------    -----------    ----------



        (628)            179             69          (573)
   ---------      ----------    -----------    ----------




      32,647           7,800         30,911       209,126
   ---------      ----------    -----------    ----------


      32,647           7,800         30,911       209,126
   ---------      ----------    -----------    ----------

      32,019           7,979         30,980       208,553




           -               -              -             -
   ---------      ----------    -----------    ----------

   $  32,019      $    7,979    $    30,980    $  208,553
   =========      ==========    ===========    ==========

6.  SCHEDULE OF ACCUMULATION UNITS FOR FUND ABD II
    FOR THE PERIOD DECEMBER 16, 1996
    (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996.


                                                                                                PUTNAM
                                                              CAPITAL          ALLIANCE      DIVERSIFIED      TRAVELERS
                                                            APPRECIATION        GROWTH          INCOME       QUALITY BOND
                                                               FUND            PORTFOLIO       PORTFOLIO         FUND
                                                            -------------     ------------   ------------    ------------
Accumulation units beginning of period....................              -               -               -               -
Accumulation units purchased and
   transferred from other Travelers accounts..............         29,824           2,250           3,300          95,203
Accumulation units redeemed and
   transferred to other Travelers accounts................              -               -               -               -
                                                            -------------     ------------   ------------    ------------
Accumulation units end of period..........................         29,824           2,250           3,300          95,203
                                                            =============     =============  =============   =============


                                                               LAZARD        MFS EMERGING
                                                            INTERNATIONAL       GROWTH        LARGE CAP     EQUITY INCOME
                                                           STOCK PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            -------------    ------------     ----------    -------------
Accumulation units beginning of period....................              -               -               -               -
Accumulation units purchased and
   transferred from other Travelers accounts..............          5,702          31,886           7,800          30,196
Accumulation units redeemed and
   transferred to other Travelers accounts................              -               -               -               -
                                                            -------------     ------------   ------------    ------------
Accumulation units end of period..........................          5,702          31,886           7,800          30,196
                                                            =============     =============  =============   =============

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
 The Travelers Fund ABD II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD II for Variable Annuities as of December 31, 1996, and the related statement of operations and changes in net assets for the period December 16, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD II for Variable Annuities as of December 31, 1996, the results of its operations and the changes in its net assets for the period December 16, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD II for Variable Annuities or Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.









FNDABDII    (Annual)   (12-96)   Printed in U.S.A.